Schedule of Roll Forward Convertible Notes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt Instrument [Line Items]
Balance at December 31, 2025	$ 2,279,000
Balance at June 30, 2026	23,000	$ 2,279,000
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
As of June 17, 2025 (inception)	2,278,940
Initial value at December 5, 2025		4,629,230
Change in fair value	(946,000)	(2,350,290)
Balance at December 31, 2025		2,278,940
Balance at December 31, 2025	2,278,000
Gain on debt extinguishment	(1,309,000)
Balance at June 30, 2026	$ 23,000	$ 2,278,000